PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks
Australia — 1.0%
AGL Energy Ltd.	58,700	$387,458
ANZ Group Holdings Ltd.	29,400	538,287
Aristocrat Leisure Ltd.	33,056	1,336,888
Bank of Queensland Ltd.	119,900	508,808
Elders Ltd.	80,100	337,540
Harvey Norman Holdings Ltd.	104,100	327,416
Metcash Ltd.	57,700	114,635
New Hope Corp. Ltd.	162,800	378,847
Perenti Ltd.	432,300	362,418
Perseus Mining Ltd.	240,300	505,476
Pro Medicus Ltd.	3,777	478,076
Qantas Airways Ltd.	127,000	724,045
QBE Insurance Group Ltd.	59,500	822,121
Rio Tinto Ltd.(a)	18,600	1,349,613
Super Retail Group Ltd.	67,500	549,107
		8,720,735
Austria — 0.2%
ANDRITZ AG	6,800	381,521
BAWAG Group AG, 144A	7,000	722,148
OMV AG	12,600	648,855
Wienerberger AG	13,800	460,024
		2,212,548
Belgium — 0.3%
Bekaert SA	9,800	352,137
Colruyt Group NV	10,900	447,784
UCB SA	8,821	1,553,067
		2,352,988
Brazil — 0.3%
MercadoLibre, Inc.*	1,061	2,069,873
Yara International ASA	13,700	413,268
		2,483,141
Canada — 1.7%
Brookfield Asset Management Ltd. (Class A Stock)(a)	32,036	1,552,144
Constellation Software, Inc.	780	2,470,205
Dollarama, Inc.	18,701	1,999,729
Intact Financial Corp.	12,514	2,556,716
Royal Bank of Canada	14,599	1,644,486
Shopify, Inc. (Class A Stock)*	29,477	2,814,464
Suncor Energy, Inc.(a)	48,933	1,894,686
		14,932,430
China — 1.1%
ANTA Sports Products Ltd.	106,400	1,169,868
BYD Co. Ltd. (Class H Stock)	23,000	1,164,640
Kingboard Holdings Ltd.	216,000	617,508
Prosus NV*	19,900	924,537
Tencent Holdings Ltd.	38,000	2,428,046
Trip.com Group Ltd.	30,700	1,951,502
Yum China Holdings, Inc.	29,342	1,527,545
		9,783,646
	Shares	Value
Common Stocks (continued)
Denmark — 0.7%
Carlsberg A/S (Class B Stock)	1,600	$202,524
D/S Norden A/S	11,300	285,069
Danske Bank A/S	44,800	1,466,368
DSV A/S	7,570	1,463,896
Jyske Bank A/S	9,500	761,273
Novo Nordisk A/S (Class B Stock)	14,231	973,092
Spar Nord Bank A/S*	33,300	1,006,290
		6,158,512
Finland — 0.2%
Cargotec OYJ (Class B Stock)	4,060	185,005
Kalmar OYJ (Class B Stock)	7,200	237,953
Nokia OYJ	134,300	707,331
Nordea Bank Abp	42,700	544,637
Valmet OYJ(a)	14,900	404,133
		2,079,059
France — 2.6%
AXA SA	17,100	730,611
BNP Paribas SA	15,000	1,253,690
Bouygues SA	19,500	768,697
Carrefour SA	28,100	401,884
Cie de Saint-Gobain SA	4,091	407,532
Cie Generale des Etablissements Michelin SCA	13,000	456,905
Coface SA	31,700	607,963
Credit Agricole SA	32,700	595,371
Eiffage SA	5,100	593,787
Euroapi SA*	1	3
Ipsen SA	3,700	426,168
LVMH Moet Hennessy Louis Vuitton SE	4,245	2,628,838
Orange SA	50,900	659,366
Rexel SA	23,700	638,737
Rubis SCA	22,100	624,372
Safran SA	6,907	1,818,499
Societe BIC SA	7,200	487,364
Societe Generale SA	24,500	1,105,291
Sopra Steria Group	3,200	594,799
Thales SA	10,703	2,845,087
TotalEnergies SE	33,700	2,171,392
TotalEnergies SE, ADR(a)	49,028	3,171,621
Verallia SA, 144A	12,200	378,881
		23,366,858
Germany — 2.6%
Allianz SE	2,700	1,033,317
Bayer AG	16,000	383,551
Bayerische Motoren Werke AG	13,300	1,072,477
Bilfinger SE	10,700	771,331
Daimler Truck Holding AG	14,900	603,593
Deutsche Bank AG	61,700	1,470,753
Deutsche Post AG	15,900	682,639
Deutz AG	118,000	867,620
Fresenius SE & Co. KGaA*	11,100	473,900
Heidelberg Materials AG	11,198	1,930,285
HUGO BOSS AG	9,900	376,379
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Infineon Technologies AG	9,100	$303,348
Mercedes-Benz Group AG	20,800	1,228,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,844	1,796,615
Rheinmetall AG	957	1,369,393
SAP SE	12,251	3,282,651
Siemens AG	13,780	3,182,440
Suedzucker AG	14,500	180,589
Symrise AG	9,322	966,449
Traton SE	13,300	450,442
United Internet AG	10,600	218,901
Volkswagen AG	5,800	605,902
		23,251,267
Hong Kong — 0.6%
AIA Group Ltd.	212,000	1,604,813
Hong Kong Exchanges & Clearing Ltd.	42,300	1,881,682
PAX Global Technology Ltd.	615,000	382,392
Swire Pacific Ltd. (Class A Stock)	45,500	401,578
Tongda Group Holdings Ltd.*	8,180,000	86,682
WH Group Ltd., 144A	1,148,500	1,054,558
Yue Yuen Industrial Holdings Ltd.	296,500	476,369
		5,888,074
India — 0.3%
Bharat Electronics Ltd.	273,592	957,010
ICICI Bank Ltd., ADR	58,250	1,836,040
		2,793,050
Indonesia — 0.1%
First Resources Ltd.	457,100	593,151
Ireland — 0.7%
Accenture PLC (Class A Stock)	13,239	4,131,098
Dalata Hotel Group PLC	86,000	483,659
Kingspan Group PLC	19,605	1,583,657
		6,198,414
Israel — 0.1%
Oil Refineries Ltd.	1,536,500	365,511
Teva Pharmaceutical Industries Ltd.*	19,000	292,529
		658,040
Italy — 1.1%
A2A SpA	279,600	673,851
Coca-Cola HBC AG*	17,700	801,629
Ferrari NV	4,505	1,927,599
Iveco Group NV	12,700	208,761
Leonardo SpA	15,775	768,225
Mediobanca Banca di Credito Finanziario SpA	33,200	622,755
Piaggio & C SpA(a)	135,000	280,046
Pirelli & C SpA, 144A	79,700	474,411
Prysmian SpA	18,598	1,023,764
Ryanair Holdings PLC	14,600	295,035
	Shares	Value
Common Stocks (continued)
Italy (cont’d.)
UniCredit SpA	43,149	$2,422,046
		9,498,122
Japan — 4.7%
Advantest Corp.	2,800	124,814
AGC, Inc.	2,800	85,240
Asics Corp.	80,000	1,696,606
Bell System24 Holdings, Inc.	37,700	318,041
BIPROGY, Inc.	3,800	117,285
Brother Industries Ltd.	26,800	485,251
Central Glass Co. Ltd.	22,900	497,145
Chugai Pharmaceutical Co. Ltd.	28,300	1,296,467
Citizen Watch Co. Ltd.	72,300	432,639
Credit Saison Co. Ltd.	25,000	594,208
Dai-ichi Life Holdings, Inc.	64,800	494,782
Daiichi Sankyo Co. Ltd.	25,240	601,062
Daiwa House Industry Co. Ltd.	11,400	377,050
DCM Holdings Co. Ltd.	7,400	68,810
Ferrotec Holdings Corp.	21,700	391,060
Fuji Corp.	8,300	116,925
Fuyo General Lease Co. Ltd.	16,500	426,193
Hanwa Co. Ltd.	11,300	370,331
Honda Motor Co. Ltd.	113,300	1,025,317
Hoya Corp.	13,600	1,534,876
Isuzu Motors Ltd.	43,600	592,855
Itoham Yonekyu Holdings, Inc.	9,160	256,000
Iyogin Holdings, Inc.	54,000	641,937
Japan Lifeline Co. Ltd.	64,700	661,007
JVCKenwood Corp.	40,700	343,168
Kamigumi Co. Ltd.	18,200	425,944
Kanematsu Corp.	33,800	570,915
Keiyo Bank Ltd. (The)	76,500	462,015
Keyence Corp.	4,200	1,651,483
Komatsu Ltd.	16,900	494,885
Komeri Co. Ltd.	21,500	425,467
Lintec Corp.	24,600	455,882
Macnica Holdings, Inc.	30,000	388,327
Marubeni Corp.	42,500	681,777
Mitsubishi Gas Chemical Co., Inc.	26,000	406,215
Mitsubishi HC Capital, Inc.	99,400	673,575
Mitsubishi UFJ Financial Group, Inc.	48,200	657,150
Mitsui & Co. Ltd.	16,500	311,078
Mitsui Chemicals, Inc.	17,500	393,062
Mitsui-Soko Holdings Co. Ltd.	2,900	154,420
Mizuho Financial Group, Inc.	29,600	812,335
NGK Insulators Ltd.	33,400	411,521
NHK Spring Co. Ltd.	39,700	429,704
Nippon Express Holdings, Inc.	27,900	508,194
Nippon Shinyaku Co. Ltd.	19,200	489,833
Nippon Telegraph & Telephone Corp.	438,200	423,508
Nishi-Nippon Financial Holdings, Inc.	41,000	579,441
Nomura Holdings, Inc.	81,100	499,732
Nomura Real Estate Holdings, Inc.	66,500	388,065
Ono Pharmaceutical Co. Ltd.	31,700	341,049
ORIX Corp.	26,300	549,115
Recruit Holdings Co. Ltd.	19,600	1,015,501
Sankyu, Inc.	14,700	604,118
Santen Pharmaceutical Co. Ltd.	31,000	295,245

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
SCREEN Holdings Co. Ltd.	6,700	$437,118
Seiko Epson Corp.	28,200	451,779
Shionogi & Co. Ltd.	47,000	709,452
SKY Perfect JSAT Holdings, Inc.	75,500	598,593
Sojitz Corp.	23,400	515,742
Sumitomo Heavy Industries Ltd.	16,200	331,850
Sumitomo Mitsui Financial Group, Inc.	121,300	3,119,182
Suzuken Co. Ltd.	3,500	115,611
Toagosei Co. Ltd.	47,600	450,163
Tokio Marine Holdings, Inc.	47,900	1,863,446
Tokuyama Corp.	26,500	496,952
Tokyo Electron Ltd.	8,500	1,165,627
Toyota Motor Corp.	43,200	763,659
Transcosmos, Inc.*	24,400	520,137
Tsubakimoto Chain Co.	45,300	561,494
YAMABIKO Corp.	33,300	533,433
Yokohama Rubber Co. Ltd. (The)	19,700	454,252
		42,137,115
Netherlands — 1.2%
ABN AMRO Bank NV, 144A, CVA	51,300	1,080,962
Aegon Ltd.	215,700	1,416,681
ASM International NV	1,944	885,868
ASML Holding NV (XAMS)	1,873	1,239,502
ASML Holding NV (XNGS)	3,587	2,376,854
ASR Nederland NV	10,200	586,374
ING Groep NV	48,100	942,342
Koninklijke Ahold Delhaize NV	40,600	1,516,615
NN Group NV	13,500	751,218
		10,796,416
New Zealand — 0.0%
Air New Zealand Ltd.	887,700	317,515
Norway — 0.2%
DNB Bank ASA	24,500	644,661
Equinor ASA	27,220	718,846
Mowi ASA	20,100	372,601
		1,736,108
Singapore — 0.4%
DBS Group Holdings Ltd.	20,460	702,624
Jardine Cycle & Carriage Ltd.	27,700	543,677
Sea Ltd., ADR*	15,681	2,046,214
		3,292,515
South Korea — 0.4%
Samsung Electronics Co. Ltd.	59,616	2,363,504
SK Hynix, Inc.	10,508	1,400,780
		3,764,284
Spain — 0.9%
Amadeus IT Group SA	15,838	1,212,922
Banco Bilbao Vizcaya Argentaria SA(a)	179,392	2,448,267
Banco Santander SA	212,800	1,433,615
Industria de Diseno Textil SA	24,079	1,198,939
Mapfre SA	195,300	601,713
	Shares	Value
Common Stocks (continued)
Spain (cont’d.)
Repsol SA	83,000	$1,102,035
		7,997,491
Sweden — 0.7%
Arjo AB (Class B Stock)	52,850	195,116
Atlas Copco AB (Class A Stock)	128,164	2,047,219
Boliden AB	16,700	547,971
Securitas AB (Class B Stock)	46,900	663,680
SKF AB (Class B Stock)(a)	23,600	478,103
Swedbank AB (Class A Stock)(a)	27,700	630,853
Telefonaktiebolaget LM Ericsson (Class B Stock)(a)	90,600	704,937
Volvo AB (Class B Stock)(a)	46,900	1,375,969
		6,643,848
Switzerland — 1.4%
ABB Ltd.	25,018	1,290,878
Adecco Group AG	12,600	378,891
Avolta AG	10,000	438,045
EFG International AG*	36,721	547,759
Forbo Holding AG	300	273,644
Julius Baer Group Ltd.	8,600	596,118
Lonza Group AG	3,257	2,012,076
Partners Group Holding AG	1,144	1,628,143
Sandoz Group AG	52,261	2,191,515
TE Connectivity PLC	18,830	2,661,056
UBS Group AG	8,600	264,145
		12,282,270
Taiwan — 0.8%
MediaTek, Inc.	33,000	1,422,315
Taiwan Semiconductor Manufacturing Co. Ltd.	142,850	4,023,083
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,421	2,227,886
		7,673,284
United Kingdom — 3.6%
3i Group PLC	69,413	3,263,843
Associated British Foods PLC	15,900	394,183
AstraZeneca PLC	12,234	1,796,500
AstraZeneca PLC, ADR	28,169	2,070,421
Aviva PLC	79,600	573,685
BAE Systems PLC	118,957	2,402,039
British American Tobacco PLC	16,600	681,005
BT Group PLC	375,900	806,290
Centrica PLC	80,443	155,758
Chemring Group PLC	25,300	121,808
CK Hutchison Holdings Ltd.	100,000	563,694
Compass Group PLC	59,287	1,960,995
Flutter Entertainment PLC*(a)	5,199	1,151,838
Halma PLC	40,398	1,355,418
HSBC Holdings PLC	62,400	707,397
Imperial Brands PLC	38,600	1,428,272
International Consolidated Airlines Group SA	147,300	498,426
Investec PLC	98,400	609,102

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
J Sainsbury PLC	169,600	$516,955
Keller Group PLC	37,300	665,777
Kingfisher PLC	189,600	624,544
Lloyds Banking Group PLC	751,500	704,844
London Stock Exchange Group PLC	17,719	2,631,755
Marks & Spencer Group PLC	147,600	681,448
Paragon Banking Group PLC	58,100	552,748
Premier Foods PLC	148,800	352,503
Reckitt Benckiser Group PLC	6,900	466,582
RELX PLC	38,190	1,918,310
Tesco PLC	233,600	1,005,014
TORM PLC (Class A Stock)	11,900	194,864
Unilever PLC	20,140	1,201,695
Zigup PLC	103,600	395,419
		32,453,132
United States — 70.2%
Abbott Laboratories	13,865	1,839,192
Adobe, Inc.*	3,269	1,253,760
Advanced Micro Devices, Inc.*	14,198	1,458,703
AGCO Corp.(a)	34,230	3,168,671
Alphabet, Inc. (Class A Stock)	100,607	15,557,866
Amazon.com, Inc.*	102,231	19,450,470
Ameren Corp.	62,357	6,260,643
American International Group, Inc.	39,360	3,421,958
Amphenol Corp. (Class A Stock)	68,308	4,480,322
Apollo Global Management, Inc.	14,697	2,012,607
Apple, Inc.	83,099	18,458,781
AppLovin Corp. (Class A Stock)*	4,144	1,098,036
Ares Management Corp. (Class A Stock)(a)	18,152	2,661,265
Arthur J. Gallagher & Co.	8,768	3,027,064
Atlassian Corp. (Class A Stock)*	19,468	4,131,304
Autodesk, Inc.*	16,758	4,387,244
AvalonBay Communities, Inc., REIT(a)	23,688	5,083,919
Bank of America Corp.	183,671	7,664,591
Baxter International, Inc.	112,647	3,855,907
Becton, Dickinson & Co.(a)	27,305	6,254,483
Block, Inc.*	15,501	842,169
Boeing Co. (The)*	10,872	1,854,220
Boston Scientific Corp.*	70,694	7,131,611
BP PLC	84,200	472,485
Broadcom, Inc.	8,868	1,484,769
Cadence Design Systems, Inc.*	6,878	1,749,282
CBRE Group, Inc. (Class A Stock)*	10,202	1,334,218
CF Industries Holdings, Inc.	28,551	2,231,261
Charles Schwab Corp. (The)	95,146	7,448,029
Cheniere Energy, Inc.	15,377	3,558,238
Chipotle Mexican Grill, Inc.*	32,438	1,628,712
Chubb Ltd.	24,369	7,359,194
Cigna Group (The)	6,623	2,178,967
Citigroup, Inc.	70,481	5,003,446
Coca-Cola Co. (The)	36,345	2,603,029
Colgate-Palmolive Co.	41,101	3,851,164
Comcast Corp. (Class A Stock)	82,385	3,040,007
Conagra Brands, Inc.	78,946	2,105,490
ConocoPhillips	70,811	7,436,571
CoStar Group, Inc.*(a)	24,791	1,964,191
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	3,045	$1,073,606
Cummins, Inc.	13,104	4,107,318
CVS Health Corp.	64,715	4,384,441
Danaher Corp.	6,552	1,343,160
Datadog, Inc. (Class A Stock)*	11,197	1,110,854
Dominion Energy, Inc.	26,674	1,495,611
Eaton Corp. PLC	15,673	4,260,392
Elevance Health, Inc.	18,801	8,177,683
Eli Lilly & Co.	4,127	3,408,531
EOG Resources, Inc.	17,258	2,213,166
EQT Corp.	82,604	4,413,532
Equitable Holdings, Inc.	103,189	5,375,115
Experian PLC	50,062	2,319,639
Exxon Mobil Corp.	50,422	5,996,688
Fifth Third Bancorp	50,836	1,992,771
Fiserv, Inc.*(a)	49,535	10,938,814
Fortive Corp.	50,027	3,660,976
Gartner, Inc.*	3,417	1,434,252
GE Vernova, Inc.	10,425	3,182,544
General Electric Co.	44,235	8,853,635
Goldman Sachs Group, Inc. (The)	1,901	1,038,497
GSK PLC	97,400	1,861,334
Guidewire Software, Inc.*	8,068	1,511,620
Hartford Insurance Group, Inc. (The)	62,731	7,761,707
Hilton Worldwide Holdings, Inc.	18,970	4,316,623
Home Depot, Inc. (The)	7,223	2,647,157
Howmet Aerospace, Inc.	36,565	4,743,577
HubSpot, Inc.*	959	547,867
Huntington Bancshares, Inc.	226,936	3,406,309
Intel Corp.	40,924	929,384
International Paper Co.	75,882	4,048,305
Intuitive Surgical, Inc.*	6,689	3,312,861
Johnson & Johnson	24,894	4,128,421
Kenvue, Inc.	406,533	9,748,661
Kimberly-Clark Corp.	37,353	5,312,344
KKR & Co., Inc.	45,769	5,291,354
KLA Corp.	1,863	1,266,467
L3Harris Technologies, Inc.	33,988	7,114,028
Las Vegas Sands Corp.	80,049	3,092,293
Linde PLC	7,802	3,632,923
Marvell Technology, Inc.	14,700	905,079
Mastercard, Inc. (Class A Stock)	23,510	12,886,301
Medtronic PLC	19,479	1,750,383
Meta Platforms, Inc. (Class A Stock)	38,408	22,136,835
MetLife, Inc.	68,401	5,491,916
Microsoft Corp.	93,835	35,224,721
Moody’s Corp.	4,412	2,054,624
MSCI, Inc.	2,581	1,459,556
Netflix, Inc.*	7,796	7,270,004
News Corp. (Class A Stock)	135,830	3,697,293
NextEra Energy, Inc.	8,110	574,918
Norfolk Southern Corp.(a)	26,677	6,318,447
Novartis AG	31,000	3,443,164
NVIDIA Corp.	206,660	22,397,811
O’Reilly Automotive, Inc.*	2,089	2,992,660
Philip Morris International, Inc.	71,038	11,275,862
QUALCOMM, Inc.	24,783	3,806,917

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Rexford Industrial Realty, Inc., REIT(a)	77,854	$3,047,984
Roche Holding AG	9,200	3,027,974
Rockwell Automation, Inc.	12,952	3,346,538
RPM International, Inc.(a)	14,716	1,702,347
Salesforce, Inc.	13,344	3,580,996
Sandisk Corp.*	2,421	115,264
Sanofi SA	13,300	1,472,601
Sanofi SA, ADR	50,346	2,792,189
Schlumberger NV	65,644	2,743,919
Schneider Electric SE	8,765	2,023,360
Sempra	45,166	3,223,046
ServiceNow, Inc.*	4,357	3,468,782
Shell PLC	67,400	2,453,382
Signify NV, 144A	18,700	406,016
Southern Co. (The)	54,573	5,017,987
Southwest Airlines Co.	47,867	1,607,374
Spotify Technology SA*	13,951	7,673,469
Stanley Black & Decker, Inc.(a)	65,182	5,011,192
Starbucks Corp.	18,529	1,817,510
Stellantis NV	29,800	334,326
Swiss Re AG	10,400	1,769,860
Synopsys, Inc.*(a)	1,598	685,302
Take-Two Interactive Software, Inc.*	15,074	3,124,087
Texas Instruments, Inc.	16,104	2,893,889
Thermo Fisher Scientific, Inc.	17,072	8,495,027
Trane Technologies PLC	6,939	2,337,888
TransUnion	39,015	3,237,855
U.S. Bancorp	71,242	3,007,837
Union Pacific Corp.	12,612	2,979,459
United Parcel Service, Inc. (Class B Stock)	44,303	4,872,887
UnitedHealth Group, Inc.	11,753	6,155,634
Veeva Systems, Inc. (Class A Stock)*	6,840	1,584,349
Verisk Analytics, Inc.	13,787	4,103,287
Vertex Pharmaceuticals, Inc.*	8,098	3,926,072
Viatris, Inc.	234,200	2,039,882
Visa, Inc. (Class A Stock)	19,514	6,838,876
Vistra Corp.	17,344	2,036,879
Vulcan Materials Co.	13,559	3,163,315
Walmart, Inc.	39,976	3,509,493
Walt Disney Co. (The)	35,615	3,515,200
Wells Fargo & Co.	125,399	9,002,394
Weyerhaeuser Co., REIT	189,216	5,540,244
Williams Cos., Inc. (The)	37,894	2,264,545
Zimmer Biomet Holdings, Inc.	55,187	6,246,065
		628,141,372

Total Long-Term Investments (cost $631,345,632)		878,205,385
Short-Term Investments — 6.6%
Affiliated Mutual Funds — 6.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	2,597,838	2,597,838
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Core Ultra Short Bond Fund(wb)	6,520,108	$6,520,108
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $44,538,936; includes $44,407,910 of cash collateral for securities on loan)(b)(wb)	44,586,237	44,559,485

Total Affiliated Mutual Funds (cost $53,656,883)		53,677,431

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligations(n) — 0.6%
Federal Home Loan Bank
4.030%	04/01/25	1,982	1,981,759
4.030%	04/01/25	2,450	2,449,706
Federal Home Loan Mortgage Corp., Series RB
4.040%	04/01/25	747	746,908

Total U.S. Government Agency Obligations (cost $5,179,000)				5,178,373

Total Short-Term Investments (cost $58,835,883)				58,855,804

TOTAL INVESTMENTS—104.7% (cost $690,181,515)				937,061,189

Liabilities in excess of other assets — (4.7)%				(41,950,687)

Net Assets — 100.0%				$895,110,502

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,476,239; cash collateral of $44,407,910 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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